PUTNAM EUROPE GROWTH FUND

FORM N-1A
PART B

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

October 30, 2000, as revised November 30, 2000

This SAI is not a prospectus. If the fund has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Certain disclosure has been incorporated by reference from the fund's annual report. For a free copy of the fund's annual report or prospectus dated October 30, 2000, as revised from time to time, call Putnam Investor Services at 1-800-225-1581 or write Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203.

Part I of this SAI contains specific information about the fund. Part II includes information about the fund and the other Putnam funds.

TABLE OF CONTENTS

PART I

FUND ORGANIZATION AND CLASSIFICATION                               I-3
INVESTMENT RESTRICTIONS                                            I-4
CHARGES AND EXPENSES                                               I-6
INVESTMENT PERFORMANCE                                            I-13
ADDITIONAL OFFICERS                                               I-14
INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS                  I-14

Part II

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS         II-1
TAXES                                                            II-25
MANAGEMENT                                                       II-28
DETERMINATION OF NET ASSET VALUE                                 II-36
HOW TO BUY SHARES                                                II-37
DISTRIBUTION PLANS                                               II-48
INVESTOR SERVICES                                                II-49
SIGNATURE GUARANTEES                                             II-52
SUSPENSION OF REDEMPTIONS                                        II-53
SHAREHOLDER LIABILITY                                            II-53
STANDARD PERFORMANCE MEASURES                                    II-53
COMPARISON OF PORTFOLIO PERFORMANCE                              II-54
SECURITIES RATINGS                                               II-58
DEFINITIONS                                                      II-62

SAI

PART I

FUND ORGANIZATION AND CLASSIFICATION

Putnam Europe Growth Fund is a Massachusetts business trust organized on November 10, 1988. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

The fund is an open-end diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The fund offers classes of shares with different sales charges and expenses.

Each share has one vote, with fractional shares voting proportionally.

Shares of all classes and series will vote together as a single class on all matters except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund. The fund may suspend the sale of shares at any time and may refuse any order to purchase shares.
Although the fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

The fund is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets, the fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of its total assets is not subject to this restriction. To the extent the fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the fund may not and will not:

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities representing interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.

(7) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S. government) if as a result of such purchase more than 25% of the fund's total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest, except for permitted borrowings.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

The following non-fundamental investment policies may be changed by the Trustees without shareholder approval:

The fund will not invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the fund (or the person designated by the Trustees of the fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of the fund's net assets (taken at current value) would be invested in securities described in (a), (b) and
(c) above.


Geographic focus. The fund normally invests at least 85% of its total assets in


European companies.  We consider the following to be European companies:

-- companies organized under the laws of a European country,

-- companies whose principal office is located in a European  country,

-- companies whose common stock is traded principally on a securities exchange in Europe,

-- companies that earn 50% or more of their total revenues or profits from business in Europe, or

-- companies with 50% or more of their assets located in a European country.

                   --------------------------

In connection with the offering of its shares in Japan, the fund has undertaken to the Japanese Securities Dealers Association that the fund will not: (1) invest more than 15% of its net assets in securities that are not traded on an official exchange or other regulated market, including, without limitation, the National Association of Securities Dealers Automated Quotation System (this restriction shall not be applicable to bonds determined by Putnam Investment Management, Inc. to be liquid and for which a market price (including a dealer quotation) is generally obtainable or determinable); (2) borrow money in excess of 10% of the value of its total assets; (3) make short sales of securities in excess of the fund's net asset value; and (4) together with other mutual funds managed by Putnam Investment Management, Inc., acquire more than 50% of the outstanding voting securities of any issuer.

If the undertaking is violated, the fund will, promptly after discovery, take such action as may be necessary to cause the violation to cease, which shall be the only obligation of the fund and the only remedy in respect of the violation. This undertaking will remain in effect as long as shares of the fund are qualified for offer or sale in Japan and such undertaking is required by the Japanese Securities Dealers Association as a condition of such qualification.

                   --------------------------

All percentage limitations on investments (other than pursuant to the non-fundamental restriction) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

                     -------------------

CHARGES AND EXPENSES

Management fees

Under a Management Contract dated October 21, 1996 the fund pays a quarterly fee to Putnam Management based on the average net assets of the fund, as determined at the close of each business day during the quarter, at the annual rate of:

0.80% of the first $500 million of average net assets;
0.70% of the next $500 million of average net assets;
0.65% of the next $500 million of average net assets;
0.60% of the next $5 billion of average net assets;
0.575% of the next $5 billion of average net assets;
0.555% of the next $5 billion of average net assets;
0.540% of the next $5 billion of average net assets; and 0.530% of any excess thereafter.

For the past three fiscal years, pursuant to the Management Contract, the fund incurred the following fees:

Fiscal                     Management
year                         fee paid

2000                      $13,258,660
1999                      $12,211,545
1998                      $ 6,715,370

Brokerage commissions

The following table shows brokerage commissions paid during the fiscal periods indicated:

Fiscal                      Brokerage
year                      commissions

2000                       $9,351,242
1999                       $5,891,766
1998                       $2,893,467

The fund's brokerage commissions paid for fiscal year 2000 were significantly greater than the previous year due to the increase in the fund's assets during the past year.

The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize research, statistical and quotation services received by Putnam Management and its affiliates:

Dollar value              Percent of
  of these                   total            Amount of
transactions              transactions       commissions

$3,051,126,646              74.72%            $7,070,642

Administrative expense reimbursement

The fund reimbursed Putnam Management for administrative services during fiscal 2000, including compensation of certain fund officers and contributions to the Putnam Investments, Inc. Profit Sharing Retirement Plan for their benefit, as follows:

                          Portion of total
                         reimbursement for
Total                     compensation and
reimbursement              contributions

$19,193                       $15,534

Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the fund's other affairs and business.

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes.
The Trustees meet monthly over a two-day period, except in August. The Board Policy Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, and the fees paid to each Trustee by the fund for fiscal 2000 and the fees paid to each Trustee by all of the Putnam funds during calendar year 1999:



COMPENSATION TABLE

                                       Pension or       Estimated          Total
                        Aggregate     retirement      annual benefits   compensation
                      compensation  benefits accrued    from all         from all
                        from the      as part of       Putnam funds       Putnam
Trustees/Year            fund(1)     fund expenses   upon retirement (2)   funds (3)
-----------------------------------------------------------------------------------
Jameson A. Baxter/
1994 (4)                 $2,242        $  483            $95,000          $191,000
Hans H. Estin/
1972                      2,242         1,112             95,000           190,000
John A. Hill/
1985 (4)(5)               2,231           560            115,000           239,750
Ronald J. Jackson/
1996 (4)                  2,242           627             95,000           193,500
Paul L. Joskow/
1997 (4)                  2,242           238             95,000           191,000
Elizabeth T. Kennan/
1992                      2,231           717             95,000           190,000
Lawrence J. Lasser/
1992                      2,230           547             95,000           189,000
John H. Mullin, III/
1997 (4)                  2,225           356             95,000           196,000
Robert E. Patterson/
1984                      2,242           377             95,000           190,250
William F. Pounds/
1971 (6)                  2,796         1,268            115,000           231,000
George Putnam/
1957 (6)                  2,242         1,104             95,000           190,000
George Putnam, III/
1984                      2,242           256             95,000           190,000
A.J.C. Smith/
1986                      2,207           805             95,000           188,000
W. Thomas Stephens/
1997 (4)                  2,220           333             95,000           188,000
W. Nicholas Thorndike/
1992                      2,208         1,005             95,000           190,000
-----------------------------------------------------------------------------------


(1) Includes an annual retainer and an attendance fee for each meeting attended.

(2) Assumes that each Trustee retires at the normal retirement date. Estimated benefits for each Trustee are based on Trustee fee rates in effect during calendar 1999.

(3) As of December 31, 1999, there were 114 funds in the Putnam family.

(4) Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan. The total amounts of deferred compensation payable by the fund to Ms. Baxter, Mr. Hill, Mr. Jackson, Mr. Joskow, Mr. Mullin, and Mr. Stephens as of June 30, 2000 were $6,216, $6,742, $6,118, $5,955,
$5,966 and $3,708, respectively, including income earned on such amounts.

(5) Includes additional compensation for service as Vice Chairman of the Putnam funds. Mr. Hill was elected Chairman of the Putnam Funds as of July 1, 2000.

(6) Reflects retirement from the Board of Trustees of the Putnam funds on June 30, 2000.


Under a Retirement Plan for Trustees of the Putnam funds (the "Plan"), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit, also available under the Plan, assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (a committee comprised of Trustees that are not "interested persons" of the fund, as defined in the Investment Company Act of 1940) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment.

For additional information concerning the Trustees, see "Management" in
Part II of this SAI.

Share ownership

At September 30, 2000, the officers and Trustees of the fund as a group owned less than 1% of the outstanding shares of each class of the fund, and, except as noted below, no person owned of record or to the knowledge of the fund beneficially 5% or more of any class of shares of the fund.

Class                Shareholder name                    Percentage
                       and address                         owned

A             Charles Schwab & Co Inc.                    14.70%
              101 Montgomery Street
              San Francisco, CA 94104-4122

A             Edward D. Jones & Co.                        5.70%
              201 Progress Parkway
              Maryland Heights, MO 63043

B             Merrill Lynch                                6.30%
              165 Broadway
              One Liberty Plaza
              New York, New York 10006

C             Merrill Lynch                               15.50%
              165 Broadway
              One Liberty Plaza
              New York, New York

M             Sakura Friend Securities Co., LTD*          42.00%

*The mailing address for names listed is:
c/o Putnam Investments, Inc.,
One Post Office Square, Boston, MA 02109

Distribution fees

During fiscal 2000, the fund paid the following 12b-1 fees to Putnam Retail Management, Inc.:

        Class A        Class B        Class C        Class M
      $2,454,652     $8,469,925       $56,952       $642,473

Class A sales charges and contingent deferred sales charges

Putnam Retail Management, Inc. received sales charges with respect to class A shares in the following amounts during the periods indicated:

                                     Sales charges          Contingent
                   Total          retained by Putnam         deferred
                 front-end      Retail Management, Inc        sales
Fiscal year    sales charges   after dealer concessions       charges

2000            $2,464,038           $  395,886              $34,864
1999            $6,923,499           $1,070,352              $78,887
1998            $5,080,890           $  790,212              $18,565

Class B contingent deferred sales charges

Putnam Retail Management, Inc. received contingent deferred sales charges upon redemptions of class B shares in the following amounts during the periods indicated:

                    Contingent deferred
Fiscal year           sales charges

2000                     $1,535,435
1999                     $1,606,925
1998                     $  427,456

Class C contingent deferred sales charges

Putnam Retail Management, Inc. received contingent deferred sales charge upon redemption of class C shares in the following amount during the period indicated:

                       Contingent deferred
Fiscal year               sales charge

2000                         $1,187

Class M sales charges

Putnam Retail Management, Inc. received sales charges with respect to class M shares in the following amounts during the periods indicated:

                                                 Sales charges
                                               retained by Putnam
                           Total            Retail Management, Inc.
Fiscal year           sales charges        after dealer concessions

2000                    $ 2,771,973               $  395,780
1999                    $16,593,483               $2,380,597
1998                    $    68,590               $   44,390

Investor servicing and custody fees and expenses

During the 2000 fiscal year, the fund incurred $4,143,606 in fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust Company.

INVESTMENT PERFORMANCE
Standard performance measures
(for periods ended June 30, 2000)

                         Class A     Class B     Class C     Class M
Inception Date            9/7/90      2/1/94     7/26/99     12/1/94

Average annual total return

1 year                    16.91%      18.23%      22.20%      19.25%
5 years                   18.34%      18.70%      18.87%      18.40%
Life of fund              15.68%      15.53%      15.51%      15.44%

Returns for class A and class M shares reflect the deduction of the current maximum initial sales charges of 5.75% for class A shares and 3.50% for class M shares.

Returns for class B and class C shares reflect the deduction of the applicable contingent deferred sales charge ("CDSC"), which for class B is 5% in the first year, declining to 1% in the sixth year, and eliminated thereafter, and for class C is 1% in the first year and eliminated thereafter.

Returns shown for class B, class C and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the deduction of the initial sales charge or CDSC, if any, currently applicable to each class and the higher operating expenses applicable to such shares.

Returns shown for class A shares have not been adjusted to reflect payments under the class A distribution plan prior to its implementation. All returns assume reinvestment of distributions at net asset value and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

See "Standard Performance Measures" in Part II of this SAI for information on how performance is calculated.

ADDITIONAL OFFICERS

In addition to the persons listed as fund officers in Part II of this SAI, each of the following persons is also a Vice President of the fund and certain of the other Putnam funds, the total number of which is noted parenthetically. Officers of Putnam Management hold the same offices in Putnam Management's parent company, Putnam Investments, Inc.

Officer Name (Age) (Number of funds)

Omid Kamshad (Age 38) (7 funds) Managing Director of Putnam Management. Prior to January 1996 Mr. Kamshad was Director of Investments at Lombard Odier International.

John J. Morgan, Jr. (Age 60) (28 funds) Managing Director of Putnam
Management.

Justin M. Scott (Age 43) (15 funds) Managing Director of Putnam
Management.

Joshua L. Byrne (Age 36) (5 funds) Senior Vice President of Putnam
Management.


Nicholas Melhuish (Age 31) (1 fund), Vice President. Prior to August 1999, Mr. Melhuish was Assistant Director at Schroder Investment
Management.


INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110, are the fund's independent accountants, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Accountants, financial highlights and financial statements included in the fund's Annual Report for the fiscal year ended June 30, 2000, filed electronically on August 10, 2000 (File No. 811-5693), are incorporated by reference into this SAI. The financial highlights included in the prospectus and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectus and this SAI have been so included and incorporated in reliance upon the report of the independent accountants, given on their authority as experts in auditing and accounting.